INCOME TAXES - Additional details (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
INCOME TAXES
Valuation allowance	$ 4,705,488	$ 4,539,137
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 4,705,488	$ 4,539,137